3: Annual Report

Annual Report

February 28, 2002

COPLEY FUND, INC.

A No-Load Fund

Copley Fund, Inc.

Copley Financial Services Corp. - Investment Manager

PO Box 3287, Fall River, Massachusetts 02722, (508)674-8459

April 2002

Dear Fellow Shareholder:

It is a pleasure to announce that once again Lipper (a recognized statistician of Mutual Funds) has awarded Copley Fund a Performance Achievement Certificate giving us a ranking of Number One in the "Specialty Diversified Equity Fund Division" for the past fifteen years (certificate enclosed).

As of now the SEC has mandated that all Mutual Funds must disclose in the proxy statements their "after tax" performance. This will be very interesting as most funds average in "after tax performance" 3% lower than their regular reporting results. Copley does not distribute dividends or capital gains thus its reporting results are after tax. This gives us on an average a 3% better after tax return than most stock mutual funds.

Diversification in stocks is still the key to protecting a portfolio in time of stock market stress. At this writing we are still ahead for the current year despite the collapse of drug stock Bristol Myers and the telephone stocks SBC and Verizon. These stocks are still paying very good dividends, will continue to do so and we are confident of their ultimate recoveries. Our energy stocks, gas stocks, utilities and insurance stocks made up for these losses.

Copley is still adhering to its philosophy of investing in highly visible stocks with good earnings, good growth and good dividends in increasing amounts. Many of our stocks have increased their dividends this past year. Thus our net asset value is floored by our dividends as we cannot go below the basic yield of our portfolio re present interest rates. Also the thrust of our dividends add to our net asset value every month.

This investment approach which we believe gives us the least amount of risk of most stock funds has led to the following very respectable record.

1984* +23.9%(Top performing fund in 1984)

    +25%
    +18%
    -8%
    +20%
    +16%(Including a reserve for taxes on unrealized gains
    -2%
    +18%
    +18%
    +10%
    -7%
    +26%
    +5%
    +25%
    +14%
    -6.86%
    +22.50%
    -9.30%
    +1.85;%(As of March 31, 2002)

*Calendar Years

We hope to expand our operating division with a greater variety of merchandise and look forward to a greater contribution to earnings from this division.

Thus even in this present terrorist atmosphere we are optimistic for the future of Copley Fund, Inc. We believe our sane and logical approach will result in continued increases in value with a minimum of risk.

Our thanks to our Board and our shareholders for their support through our twenty-one years of operation.

Cordially yours,

/s/ Irving Levine

Irving Levine

PRESIDENT

Copley Fund, Inc. Per Share ValueCALENDAR YEARS ENDED DECEMBER 31, 2001PERIOD ENDED March 31, 2002

Year Per Share Value

1981 4.531982 5.431983 6.061984 7.511985 9.361986 11.001987 10.111988 12.121989 14.28

1990 14.06

1991 16.47

1992 19.38

1993 21.35

1994 19.71

1995 24.65

1996 26.05

1997 32.58

1998 37.04

1999 34.50

2000 42.26

2001 38.33

2002 39.04(As of March 31, 2002)

INDEPENDENT AUDITOR'S REPORT

Shareholders and Board of Directors

Copley Fund, Inc.

Palm Beach, Florida

I have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Copley Fund, Inc., as of February 28, 2002, and the related statement of operations for the year then ended, the statement of of changes in net assets for each of the two years in the period then ended, and the supplemental information. These financial statements and supplemental information are the responsibility of the Fund's management. My responsibility is to express an opinion on these financial statements and supplemental information based upon my audit.

I conducted my audit in accordance with auditing standards accepted in the United States of America. Those standards require that I plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. My procedures included confirmation of securities owned at February 28, 2002, by receipt of correspondence from the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. I believe that my audit provides a reasonable basis for my opinion.

In my opinion, the financial statements and supplementary information referred to above present fairly, in all material respects, the financial position of the Copley Fund, Inc., as of February 28, 2002, the results of its operations for the year then ended, the changes in its net assets, and the supplemental information, in conformity with accounting principles generally accepted in the United States of America.

ROY G. HALE

Certified Public Accountant

La Plata, Maryland

April 24, 2002

COPLEY FUND, INC.

PORTFOLIO OF INVESTMENTS

February 28, 2002

Shares Value

COMMON STOCKS-85.28%

BANKING-3.56%

J.P Morgan Chase & Company 37,000 $ 1,082,250

PNC Financial Services Group 30,000 1,648,200

2,730,450

DIVERSIFIED UTILITY COMPANIES-8.44%

Alliant Energy Corp. 25,000 725,250

Dominion Resources, Inc. 30,000 1,748,400

FPL Group 55,000 2,921,050

TXU Corp. 21,000 1,068,270

6,462,970

DRUG COMPANIES-7.74%

Bristol Myers Squibb Co. 100,000 4,700,000

Pfizer, Inc. 30,000 1,228,800

5,928,800

ELECTRIC AND GAS-13.37%

American Electric Power 55,000 2,411,750

Cinergy Corp. 35,000 1,113,000

First Energy Corp. 40,000 1,464,000

Great Plains Energy, Inc. 45,000 1,148,850

Progress Energy, Inc. 40,000 1,789,600

SCANA, Corp. 50,000 1,387,500

Sempra Energy, Inc. 35,000 781,200

Westerm Resources, Inc. 8,511 144,687

$10,240,587

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

PORTFOLIO OF INVESTMENTS

February 28, 2002

Shares Value

ELECTRIC POWER COMPANIES-11.76%

Allegheny Energy, Inc. 45,000 $ 1,555,650

Ameren Corporation 25,000 1,021,750

DTE Energy Company 55,000 2,278,100

Exelon Corporation 11,600 571,648

Nstar 20,000 876,800

PP&L Corp. 50,000 1,630,500

Potomac Electric Power Co. 20,000 439,200

Southern Company 25,000 635,000

9,008,648

GAS UTILITIES & SUPPLIES-8.51%

Delta Natural Gas Co. 15,000 300,000

Energy East Corp. 36,898 720,249

Keyspan Energy Corp. 45,000 1,442,250

New Jersey Resources Corp. 25,000 1,139,750

Northwest Natural Gas Co. 35,000 921,900

Peoples Energy Corp. 30,000 1,114,500

WGL Holdings Corp. 33,000 881,100

6,519,749

HEALTH CARE PRODUCTS-0.47%

Zimmer Holdings, Inc. 10,000 357,600

HYDRO ELECTRIC-1.75%

IDA Corp. 35,000 1,338,750

INSURANCE-3.64%

Arthur J. Gallagher & Company 80,000 2,788,800

OILS-11.17%

BP Amoco PLC. 25,500 1,263,525

Chevron Texaco Corp. 23,100 1,950,564

Exxon-Mobil Corp. 106,086 4,381,352

Sunoco, Inc. 25,000 963,000

$ 8,558,441

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

PORTFOLIO OF INVESTMENTS

February 28, 2002

Shares Value

RETAIL-1.62%

Wal-Mart Stores, Inc. 20,000 $ 1,240,200

TELEPHONE-13.25%

Bell South Corp. 20,000 775,200

SBC Communications, Inc. 118,946 4,500,917

Verizon Communications, Inc. 104,232 4,878,058

10,154,175

Total Common Stocks (Cost $31,986,380) 65,329,170

PREFERRED STOCK-0.62%

Franklin PR.(Cost $475,000) 4,750 475,000

Total value of investments(Cost $31,254,098) 65,804,170

Excess of cash and other assets over liabilities 10,802,331

Federal Tax Information: At February 28, 2002, the net unrealized appreciation based on cost for Federal income tax purposes of $34,550,072 was as follows:

Aggregate gross unrealized appreciation for

all investments for which there was an

excess of value over cost $ 34,550,072

Aggregate gross unrealized depreciation for

all investments for which there was an

excess of cost over value (0)

Net unrealized appreciation $ 34,550,072

============

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2002

ASSETS

Investments in securities, at

value (identified cost $31,254,098)

(Note 1) $ 65,8044,170

Cash 11,112,400

Receivables:

Trade (Notes 5&6 $ 28,525

Dividends and interest 211,913 240,438

Inventory (Notes 1, 5 & 6) 220,999

Prepaid Expenses 166

Total Assets 77,378,173

LIABILITIES

Payables:

Trade 18,365

Accrued income taxes-current 32,458

Accrued expenses 56,273

Deferred income taxes (Notes 1 & 2) 664,576

Total Liabilities 771,672

Commitments and Contingencies (Note 7)

Net Assets $ 76,606,501

=============

Net assets consist of:

Capital paid in $ 10,812,892

Undistributed net investment and

operating income 28,031,484

Accumulated net realized gain on

investment transactions 3,212,053

Net realized appreciation in

value of investments (Note 2) 34,550,072

Total $ 76,606,501

=============

Net Asset Value, Offering and

Redemption Price Per Share

(2,033,849 shares of $1.00 par

value capital stock outstanding) $37.66

=============

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

STATEMENT OF OPERATIONS

February 28, 2002

Investment Income (Note 1)

Income:

Dividend $ 2,510,220

Interest 304,190

Investment Income $ 2,814,410

Expenses:

Investment advisory fee(Note 5) 567,179

Professional fees 73,126

Custodian fees 33,338

Accounting and Shareholding

Services 78,400

Printing 15,481

Postage and shipping 5,681

Directors fees 19,119

Blue Sky fees 11,755

Telephone 675

Insurance 39,488

Office expense & miscellaneous 1,600

845,842

Less:Investment advisory

fee waived 60,000 785,842

Net investment income before

income taxes 2,028,568

Operating Profit(Notes 2, 5 & 7)

Gross Profit 32,716

Less: Operating expenses 32,635

Net operating profit before

income taxes 81

Net Investment and Operating

Income before Income Taxes 2,028,649

Less provision for income taxes

(Notes 2 and 7) 666,367

Net investment and operating income 1,362,282

Realized and Unrealized Gain (Loss)

on Investments (Notes 2 and 7)

Realized loss from investment

transactions during the period (418,498)

Decrease in unrealized

appreciation of investments

during current period (5,593,945

Net realized and unrealized

loss (6,012,443

Net Decrease in Net Assets $ (4,650,161)

=============

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

STATEMENT CHANGES IN NET ASSETS

Year Ended Year Ended

2/28/02 2/28/01

Increase (Decrease)in Net Assets

from Operations

Net investment and operating

income $ 1,362,282 $ 2,105,970

Net realized gain/loss on

investment transactions (418,498) 5,232,301

Net change in unrealized

appreciation on investments (5,593,945 10,544,624

Increase (decrease in net assets

resulting from operations (4,650,161) 17,882,895

NET EQUALIZATION (DEBITS)

CREDITS (Note 1) (1,598,615) (2,756,929)

CAPITAL SHARE TRANSACTIONS

(Note 3)

Increase/(decrease) in net

assets resulting from capital

share transactions (718,219 (3,275,078

Total increase (decrease)

in net assets (6,966,995) 11,850,888

NET ASSETS

Beginning of Period 83,573,496 71,722,608

End of Period (including

undistributed net investment

and operating income of

$28,031,484 and $26,250,702

respectively $ 76,606,501 $ 85,573,496

============ ============

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

STATEMENT OF CASH FLOWS

For the year ending February 28, 2002

Increase (Decrease) in Cash

Cash flows from operating activities

Dividends and interest received $ 2,814,410

Proceeds from disposition of long-term

portfolio investments 4,914,779

Receipts from customers 305,800

Payments of taxes, net (508,919)

Expenses paid (767,934)

Purchase of long-term portfolio investments (2,334,692)

Payments to suppliers (151,117)

Net cash provided by operating activities 4,272,327

============

Cash flows provided by financing activities

Fund shares sold 2,058,720

Fund shares repurchased (4,361,740)

Net cash used by financing activities (2,303,020)

=============

Net increase in cash 1,969,307

Cash at beginning of year 9,143,093

Cash as of February 28, 2002 $ 11,112,400

============

RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM

OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES

Net decrease in net assets

resulting from operations $ (4,650,161)

Decrease in investments 8,546,421

Decrease dividends and interest receivable 27,457

Increase in receivables from customers (3,881)

Decrease in inventory 165,431

Decrease in receivable for securities sold 143,495

Decrease in redemptions payable (58,134)

Decrease in income taxes payable (458,612)

Increase in deferred income taxes payable 542,413

Increase in other assets (10)

Increase in accrued expenses 17,908

Total adjustments 8,922,488

Net cash provided by operating activities $ 4,272,327

=============

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuations

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period; securities traded on the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices.

Sales of Securities

In determining the net realized gain or loss from sales of securities,

the cost of securities sold is determined on the basis of identifying the specific certificates delivered.

Equalization

The Fund follows the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of capital shares, equivalent on a per-share basis to the amount of distributable net investment and operating income on the date of the transaction, is credited or charged to undistributed net investment and operating income.

Distributions

It is the Fund's policy to manage its assets so as to avoid the necessity of making annual taxable distributions. Net investment and operating income and net realized gains are not distributed, but rather are accumulated within the Fund and added to the value of the Fund shares.

Inventory

Inventory is valued at the lower of cost (determined by the first in/

first out method) or market.

Income Taxes

The Fund files its tax returns as a regular corporation and accordingly the financial statements include provisions for current and deferred income taxes.

Other

Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date.

Interest income is recorded as earned.

The accompanying notes are an integral part of the financial statements.


COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

(Continued)

2. Federal and State Income Taxes

The income tax provision included in the financial statements is as follows:

Regular tax liability.................. $ 78,958

Deferred tax liability................. 587,409

$666,367

========

The Fund provides deferred taxes for unrealized appreciation on its investment portfolio to the extent that management anticipates that a liability may exist. The amount of deferred taxes currently available to the Fund is $902,874, consisting of $664,576 accumulated general liability and a cumulative alternative minimum tax carryover of $238,298. The difference between the effective rate on investment and operating income and the expected statutory rate is due substantially to the use by the Fund of the dividends received deduction.

In tax years beginning after 1997, a small corporation is no longer subject to the alternative minimum tax. The Fund qualifies as a small corporation as set forth in Internal Revenue Code, Section 55(e). The cumulative alternative minimum tax carryover from prior years may be used to offset a portion of the regular tax liability. In the current period, the regular federal tax liability was reduced by $82,088 due to alternative minimum tax carryovers.

The Fund has $418,498 in accumulated capital loss carry forwards which expires on February 28, 2007.

The Fund is qualified and currently conducts business in the State of Florida. The Fund is subject to Florida corporate taxes but is not subject to alternative minimum tax in any year which the Fund does not pay a federal alternative minimum tax.

In accordance with FASB-109, Accounting for Income Taxes (applicable for fiscal years commencing after December 31, 1992), the Copley Fund, Inc. has adopted the liability method of accounting for current and deferred tax assets and liabilities.

3. Capital Stock

At February 28, 2002 there were 5,000,000 shares of $1.00 par value capital stock authorized. Transactions in capital shares were as follows:

Year Ended Year Ended

2/28/02 2/28/01

Shares Amount Shares Amount

Shares sold 52,503 $ 2,044,906 46,959 $ 1,821,656

Shares repurchased (111,000) (4,361,740) (218,604) (7,853,663)

--------- ------------ --------- -------------

Net Change (58,497) $ (2,316,834) (171,645) $(6,032,007)

========= ============ ========= =============

The accompanying notes are an integral part of the financial statements.


COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

4. Purchases and Sales of Securities

Purchases and sales of securities, other than United States govern-

ment obligations and short-term notes, aggregated $2,334,692 and $4,771,284, respectively.

5. Investment Advisory Fee and Other Transactions with Related Parties

Copley Financial Services Corporation (CFSC), a Massachusetts

corporation, serves as investment advisor to the Fund. Irving Levine,

Chairman of the Board of the Fund, is the owner of all of the outstanding common stock of CFSC and serves as its President, Treasurer and a member of its Board of Directors.

Under the Investment Advisory Contract, CFSC is entitled to an annual fee, payable monthly at the rate of 1.00% of the first $25 million of the average daily net assets; .75% of the next $15 million; and .50% on average daily net assets over $40 million.

Since September 1, 1978, in order to encourage the growth of the net asset value of the Fund by keeping expenses to a minimum, CFSC has waived a portion of the investment advisory fee on the first $15 million of average net assets. CFSC has made no commitment to continue this policy.

For the year ended February 28, 2002, the fee for investment advisory service totaled $567,179, less fees of $60,000 voluntarily waived. Also, during the period unaffiliated directors received $19,119 in directors' fees.

The Fund's operating division, which imports merchandise for resale,

places substantially all of its merchandise on consignment with a company controlled by Irving Levine. The Fund invoices the consignee when the merchandise is ultimately sold. Sales of merchandise to the affiliate amounted to $111,624 during the period.

6. Notes Payable

A $5,000,000 line of credit has been secured for the operating division from Fleet National Bank. The assets of the Fund are pledged as security for this line of credit. The amount currently outstanding on this line is zero.

7. Commitments and Contingencies

Since the Fund accumulates its net investment income rather than distributing it, the Fund may be subject to the imposition of the federal accumulated earnings tax. The accumulated earnings tax is imposed on a corporation's accumulated taxable income at a rate of 39.1% for years commencing after December 31, 2000.

Accumulated taxable income is defined as adjusted taxable income minus the sum of the dividends paid deduction and the accumulated earnings credit. The dividends paid deduction and accumulated earnings credit are available only if the Fund is not held to be a mere holding or investment company.

The Internal Revenue Service has upheld management's position that the Fund is not a mere holding or investment company since the Fund is conducting an operating business. Provided the Fund manages accumulated and annual earnings and profits, in excess of $250,000, in such a manner that the funds are deemed to be obligated or consumed by capital losses, redemptions and expansion of the operating division, the Fund will not be held liable for the accumulated earnings tax by the Internal Revenue Service.

The accompanying notes are an integral part of the financial statements.


STOCK PERFORMANCE GRAPH

The following graph compares the cumulative total stockholder return on the Fund's Common Stock (consisting solely of stock price performance) for the last ten years with the cumulative total return (including the reinvestment of all dividends) of (i) Standard & Poor's 500 Stock Index and (ii) the Wilshire 5000 Total Market Index. There can be no assurance that the performance of the Fund will continue into the future with the same or similar trends depicted in the graph below.

Ten Year Cumulative Return

1992 1993 1994 1995 1996 1997 1998 1999 2000 2001

Copley Fund, Inc. 13,060 12,720 13,038 15,370 16,533 20,158 21,239 19,483 24,562 23,159

S&P 500 Index 12,600 13,104 14,557 19,522 23,768 31,766 40,111 44,920 40,365 35,084

Wilshire 5000 10,690 11,613 11,323 15,106 17,961 23,206 28,242 34,483 37,097 32,962

Assumes $10,000 invested on January 1, 1992 in each of (i) the Fund's Stock;

(ii) the S&P 500 Composite Stock Index and (iii) the Wilshire 5000 Total

Market Index.

The above comparisons do not reflect net amounts after taxes to shareholders.

Copley Fund, Inc. files its tax returns as a regular corporation and accordingly its financial statements include provisions for current and deferred income taxes.

COPLEY FUND, INC.

FINANCIAL HIGHLIGHTS

The following table presents information about the Fund's financial history. It is based upon a single share outstanding throughout each fiscal year (which ends on the last day of February).

Year Ended

February February February February February February

28, 2002 28, 2001 29, 2000 28, 1999 28, 1998 28, 1997

Net asset value,

Beginning of year $ 39.94 $ 31.68 $ 34.22 $ 32.48 $ 26.59 $ 24.65

Income (loss) for

Investment operations

Net investment income(loss) 0.67 0.97 1.06 1.01 0.90 0.96

Net gains(losses) on securities

(both realized and unrealized) (2.95) 7.29 (3.60) 0.73 4.99 0.98

Total investment operations (2.28) 8.26 (2.54) 1.74 5.89 1.94

Net asset value, end of year $ 37.66 $ 39.94 $ 31.68 $ 34.22 $ 32.48 $ 26.59

Total Return (a) -5.71% 26.07% -7.42% 5.36% 22.15% 7.87%

Net Assets, last day of

February (in thousands) 76,607 83,573 71,723 87,092 82,713 74,298

Ratio of expenses to average

Net assets (b)(c) 0.98% 1.04% 1.06% 0.97% 0.95% 1.00%

Ratio of net income(loss) to

Average net assets (c) 1.70% 2.66% 3.01% 2.98% 3.00% 3.61%

Portfolio Turnover 3.33% 26.28% 6.77% 2.49% 43.01% 9.15%

Number of shares outstanding

at end of period (in

thousands) 2,034 2,092 2,264 2,545 2,546 2,794

  Total return for periods less than one year are not annualized.
  Ratio of expenses presented exclude income taxes.
  Annualized for periods less than one year.

The accompany notes are an integral part of the financial statements.

COPLEY FUND, INC. Annual Report

A No-Load Fund February 28, 2002

Investment Adviser

Copley Financial Services Corp.

P.O. Box 3287

Fall River, Massachusetts 02722

Custodian

Fleet Investment Services

111 Westminster Street

Providence, Rhode Island 02903

Transfer Agent

Orbitex Data Services, Inc.

PO Box 542007

14707 California Street, Ste. 5

Omaha, Nebraska 68154-1952

Tel. (402)493-4063

(800)635-3427

FAX: (402)963-9094

General Counsel

Roberts & Henry

504 Talbot Street

St. Michaels, MD 21663

Auditors

Roy G. Hale, C.P.A.

624 Clarks Run Road

La Plata, MD 20646